Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Line Items]
Rental expense	$ 57.0	$ 57.0	$ 49.6
Rental income form subleases in 2013	0.4
Rental income form subleases in 2014	0.2
Rental income from subleases in 2015	0.2
Rental income from subleases in 2016	0.1
Rental income from subleases in 2017	$ 0.1